Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 350,973	$ 82,714	$ 86,147
Restricted cash		72,736	52,540
Accounts receivable, less allowance of $319, $17, and $78 (unaudited) at December 31, 2009, 2010 and September 30, 2011	14,729	9,471	8,347
Deferred income taxes	30,502	51,492
Other current assets	53,684	34,806	16,757
Total current assets	449,888	251,219	163,791
Property and equipment:
Flight equipment	4,204	3,901	3,615
Ground and other equipment	43,995	39,441	35,173
Less accumulated depreciation	(27,327)	(24,013)	(20,379)
Total property and equipment	20,872	19,329	18,409
Deposits on flight equipment purchase contracts	72,811	44,188	16,985
Prepaid aircraft maintenance to lessors	119,790	116,857	91,294
Long-term deferred income taxes		1,319
Security deposits and other long-term assets	58,802	42,845	37,387
Total assets	722,163	475,757	327,866
Current liabilities:
Accounts payable	17,874	13,360	15,265
Air traffic liability	123,197	104,788	86,566
Other current liabilities	97,947	73,041	58,822
Current maturities of long-term debt and obligations, due to related parties		20,000
Current maturities of long-term debt and obligations, due to non-related parties		3,240	3,240
Total current liabilities	239,018	214,429	163,893
Deferred credits and other long-term liabilities	40,423	29,101	27,998
Due to related parties, less current maturities		245,621	227,026
Long-term debt, less current maturities		11,966	11,966
Mandatorily redeemable preferred stock		79,717	75,110
Shareholders' equity (deficit)
Additional paid-in-capital	496,014	676	107
Accumulated deficit	(53,299)	(105,756)	(178,237)
Total shareholders' equity (deficit)	442,722	(105,077)	(178,127)
Total liabilities and shareholders' equity (deficit)	722,163	475,757	327,866
Class A Common Stock [Member]
Shareholders' equity (deficit)
Common stock		2	2
Class B Common Stock [Member]
Shareholders' equity (deficit)
Common stock		1	1
Common Stock [Member]
Shareholders' equity (deficit)
Common stock	$ 7